Property and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

8. Property and Equipment

Property and equipment, net consists of the following:

	Useful Lives (years)	2014	2013
Software – internally-developed	5	$3,054	$2,877
Software – purchased	3 – 5	152	596
Computer equipment	3 – 5	613	589
Medical equipment	5	626	—
Furniture and fixtures	5	390	358
Vehicles	5	43	—
Leasehold improvements	7	2,151	205
		7,029	4,625
Accumulated depreciation and amortization		(2,707)	(3,389)
Property and equipment, net		$4,322	$1,236
We recognized depreciation expense of approximately $691,000 and $667,000 during 2014 and 2013, respectively. The depreciation amounts include approximately $432,000 and $503,000 of amortization of internally-developed software during 2014 and 2013, respectively.
We capitalize costs associated with internally-developed software, developed for internal use only, during the application development stage. Application development stage costs generally include costs associated with internal-use software configuration, coding, installation, and testing. Costs of significant upgrades and enhancements that result in additional functionality also are capitalized, whereas costs incurred for maintenance and minor upgrades and enhancements are expensed as incurred. Capitalized costs include external direct costs of materials and services utilized in developing or obtaining internal-use software and payroll and payroll-related expenses for employees who are directly associated with and devote time to the internal-use software project. Capitalization of such costs begins when the preliminary project stage is complete and ceases no later than the point at which the project is substantially complete and ready for its intended purpose.
During the years ended December 31, 2014 and 2013, we capitalized costs related to enhancements to its internal information technology claims management applications. The applications were originally developed in 2005, and from time to time, we will enhance the functionality and reporting capabilities of the applications. The enhancements are typically developed by our internal information technology group. For internal resources, we capitalize salary and related benefits. Periodically, third-party consultants will be utilized to perform the development with all related costs capitalized.